Eaton Vance

AMT-Free Municipal Income Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.1%
New York State Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$10,005,534

		$10,005,534

Education — 6.8%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$5,000	$5,771,350
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/42	2,125	2,517,402
District of Columbia, (KIPP DC), 4.00%, 7/1/39	100	109,489
District of Columbia, (KIPP DC), 4.00%, 7/1/44	100	108,169
District of Columbia, (KIPP DC), 4.00%, 7/1/49	135	145,319
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	1,480	1,736,366
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,124,435
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,079,367
Pima County Community College District, AZ, 5.00%, 7/1/35	725	895,013
University of California, 5.25%, 5/15/35	3,555	4,154,337
West Virginia University, 5.00%, 10/1/31	3,000	3,286,170

		$21,927,417

Electric Utilities — 3.7%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,683,324
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,533,763
Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	239,898
Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	201,113
Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	188,822
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,445,180
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,296,508
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	1,345	1,365,982

		$11,954,590

Escrowed/Prerefunded — 6.6%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,320	$1,322,297
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	1,185	1,311,913
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	315	332,684
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	496,386
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,357,616

Security	Principal Amount (000’s omitted)	Value
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	$2,035	$2,198,797
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,851,020
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,266,640

		$21,137,353

General Obligations — 20.4%
California, 5.00%, 4/1/35	$2,125	$2,449,976
California, 5.25%, 10/1/29	560	600,326
California, 5.25%, 10/1/32	3,480	3,729,968
Chicago, IL, 5.00%, 1/1/39	1,400	1,592,948
Chicago, IL, 5.00%, 1/1/44	1,490	1,677,457
Chicago Board of Education, IL, 5.00%, 12/1/21	230	242,195
Chicago Board of Education, IL, 5.00%, 12/1/46	270	288,233
Chicago Board of Education, IL, 5.00%, 12/1/46	1,405	1,587,144
District of Columbia, 5.00%, 6/1/37(1)	7,000	8,473,220
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,139,850
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,342,188
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,337,726
Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	599,981
Illinois, 4.00%, 6/1/33	2,000	2,107,000
Illinois, 5.00%, 1/1/26	5,000	5,696,800
Illinois, 5.00%, 5/1/35	2,000	2,171,320
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,997,594
Massachusetts, (SPA: Barclays Bank PLC), 1.64%, 3/1/26(2)	5,000	5,000,000
New York, NY, 4.00%, 8/1/42(1)	7,000	7,904,960
New York, NY, 5.00%, 4/1/30	2,500	3,215,025
Ojai Unified School District, CA, (Election of 2014), 3.00%, 8/1/35	555	586,635
Redwood City School District, CA, (Election of 2015), 3.00%, 8/1/32	1,050	1,132,331
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,146,519
San Rafael City High School District, CA, (Election of 2015), 4.00%, 8/1/36	1,190	1,404,617
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,281,363
Stamford, CT, 4.00%, 6/1/33	2,025	2,342,844
University of Connecticut, 5.00%, 2/15/32	650	728,832
Washington, 5.00%, 6/1/38(3)	710	856,679

		$65,633,731

Hospital — 13.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$559,583
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,934,484
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,571,745
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,415,272
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00% to 11/1/29 (Put Date), 5/1/33	1,200	1,568,328
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,371,130
Colorado Health Facilities Authority, (CommonSpirit Health), 4.00%, 8/1/39	1,250	1,363,700
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,301,885
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,339,680

Security	Principal Amount (000’s omitted)	Value
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	$3,730	$4,466,675
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/37	1,000	1,193,510
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,930,385
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,454,753
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,540,690
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,892,225
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,669,350

		$43,573,395

Housing — 0.7%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$591,260
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/42	1,250	1,460,400
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	285	285,000

		$2,336,660

Industrial Development Revenue — 0.8%
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	$2,670	$2,708,181

		$2,708,181

Insured-Education — 0.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,270,433

		$2,270,433

Insured-Electric Utilities — 0.7%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,349,128

		$2,349,128

Insured-Escrowed/Prerefunded — 0.5%
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,529,377

		$1,529,377

Insured-General Obligations — 1.2%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$156,761
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	574,710
McCook, IL, (AGM), 4.00%, 12/1/29	240	274,023
McCook, IL, (AGM), 4.00%, 12/1/30	200	226,898
McCook, IL, (AGM), 4.00%, 12/1/33	500	553,300
McCook, IL, (AGM), 4.00%, 12/1/34	440	481,989
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,630,950

		$3,898,631

Insured-Lease Revenue/Certificates of Participation — 2.0%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$6,570,152

		$6,570,152

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$6,532,674

		$6,532,674

Insured-Special Tax Revenue — 5.5%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,268,317
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,572,660
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,417,811
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,277,914

		$17,536,702

Insured-Transportation — 9.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,108,890
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,107,570
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	872,308
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,145,758
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	1,275	1,413,592
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 5.00%, 11/15/44	2,470	2,959,999
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	14,381,070
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	5,166,193

		$30,155,380

Insured-Water and Sewer — 2.4%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,194,788
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	751,868
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	643,609
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	318,046
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	638,235

		$7,546,546

Lease Revenue/Certificates of Participation — 3.2%
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$6,020	$6,643,552
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/37	3,000	3,480,660

		$10,124,212

Other Revenue — 1.4%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$428,048
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,200	216,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	970	1,119,021
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	355	412,184
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,074,745
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(6)	1,385	1,385,900

		$4,635,898

Senior Living/Life Care — 3.9%
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(6)	$265	$288,415
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(6)	360	395,593
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(6)	775	853,104

Security	Principal Amount (000’s omitted)	Value
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	$570	$637,243
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,020,843
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,867,416
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	170,229
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	701,686
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(6)	1,575	1,815,739
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(6)	2,325	2,646,199
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(6)	245	274,341

		$12,670,808

Special Tax Revenue — 5.6%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$914	$914,347
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,392,144
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	5,820	6,625,779
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/37	1,000	1,178,640
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 1.67%, 8/1/42(2)	4,600	4,600,000
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	135	115,509
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	965	970,385
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/35	2,000	2,318,380

		$18,115,184

Transportation — 9.2%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$433,866
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,257,058
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,660,999
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	405	463,203
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,209,692
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	325	387,452
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/39	1,970	2,414,629
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,150	7,086,952
New Jersey Turnpike Authority, 4.00%, 1/1/48	1,045	1,176,325
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,814,265
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	6,017,842
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,595,865
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	440	495,977
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	275	309,086
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	265	296,991
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/36	355	437,861
Texas Transportation Commission, 0.00%, 8/1/40	1,000	431,350

		$29,489,413

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.1%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,622,025
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/41	4,000	4,538,000

		$13,160,025

Total Tax-Exempt Investments — 107.4% (identified cost $317,651,704)		$345,861,424

Other Assets, Less Liabilities — (7.4)%		$(23,832,127)

Net Assets — 100.0%		$322,029,297

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	17.6%
California	15.7%
Illinois	10.3%
Others, representing less than 10% individually	63.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 22.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 14.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2019.

(3)	When-issued security.

(4)	The issuer is in default on the payment of principal but continues to pay interest.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $7,659,291 or 2.4% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$345,861,424	$—	$345,861,424
Total Investments	$—	$345,861,424	$—	$345,861,424

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.